Activities of Orange Bank - Derivatives (Details) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Futures contract [member]
Disclosure of detailed information about hedges [line items]
Notional amount	€ 2,025
Operating segments [member] | Orange Bank, operating segment [member]
Disclosure of detailed information about hedges [line items]
Fair value of derivative designated as hedging instrument	0
Net effect related to derivative instruments	0
Operating segments [member] | Orange Bank, operating segment [member] | Fixed rate medium term negotiable bond [member]
Disclosure of detailed information about hedges [line items]
Notional amount	39
Fair value of derivative designated as hedging instrument	17
Net effect related to derivative instruments	0
Operating segments [member] | Orange Bank, operating segment [member] | Fair value hedges [member]
Disclosure of detailed information about hedges [line items]
Fair value of derivative designated as hedging instrument	14
Operating segments [member] | Orange Bank, operating segment [member] | Fair value hedges [member] | Housing loans portfolio [member]
Disclosure of detailed information about hedges [line items]
Notional amount	337
Fair value of derivative designated as hedging instrument	(2)
Operating segments [member] | Orange Bank, operating segment [member] | Fair value hedges [member] | Housing loans portfolio [member] | Not later than one year [member]
Disclosure of detailed information about hedges [line items]
Notional amount	80
Operating segments [member] | Orange Bank, operating segment [member] | Fair value hedges [member] | Housing loans portfolio [member] | Later than one year and not later than five years [member]
Disclosure of detailed information about hedges [line items]
Notional amount	177
Operating segments [member] | Orange Bank, operating segment [member] | Fair value hedges [member] | Housing loans portfolio [member] | Later than five years [member]
Disclosure of detailed information about hedges [line items]
Fair value of derivative designated as hedging instrument	80
Operating segments [member] | Orange Bank, operating segment [member] | Fair value hedges [member] | Inflation indexed fungible treasury bonds [member]
Disclosure of detailed information about hedges [line items]
Notional amount	210
Fair value of derivative designated as hedging instrument	(55)
Operating segments [member] | Orange Bank, operating segment [member] | Economic hedges of fungible treasury bonds [member] | Inflation indexed fungible treasury bonds [member]
Disclosure of detailed information about hedges [line items]
Notional amount	143
Fair value of derivative not designated as hedging instrument	€ (6)